Statement of financial position - AUD ($)	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023
Current assets
Cash and cash equivalents	$ 3,064,308	$ 1,657,478	$ 3,562,602
Trade and other receivables	96,132	3,896,729
Other assets	246,248	591,162
Total current assets	3,406,688	6,145,369
Non-current assets
Intangibles	14,465,312	15,400,023
R&D rebate due	40,000	40,000
Total non-current assets	14,505,312	15,440,023
Total assets	17,912,000	21,585,392
Current liabilities
Trade and other payables	10,459,756	15,067,945
Other financial liabilities	2,017,878	6,478,060	8,599,836
Borrowings	140,737	634,191
Employee benefits	378,841	364,933
Contingent consideration	3,515,233	3,252,904
Total current liabilities	16,512,445	25,798,033
Non-Current liabilities
Deferred tax	1,882,634	2,018,180	2,018,180
Employee benefits	35,800	35,219
Contingent consideration	3,288,664	3,751,717
Total non-current liabilities	5,207,098	5,805,116
Total liabilities	21,719,543	31,603,149
Net liabilities	(3,807,543)	(10,017,757)
Equity
Contributed equity	117,457,171	101,637,758
Unissued equity	380,224
Reserves	3,443,243	3,474,755
Accumulated losses	(125,088,181)	(115,130,270)
Total deficiency in equity	$ (3,807,543)	$ (10,017,757)	$ 5,267,508